Non-Current Assets - Right of Use Assets (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Carrying Amount of Lease	The carrying amount of the lease at June 30, 2023 is as follows:

	June 30, 2023	June 30, 2022

	US$	US$
Right-of-Use Asset Cost
Opening balance as at July 1	281,554	281,554
Additions	252,677	—
Exchange on translations	—	—
	534,231	281,554
Right-of-Use-Asset Depreciation
Opening balance as at July 1	(281,554)	(187,702)
Charge to the period	(84,226)	(93,852)
Exchange on translation	—	—
	(365,780)	(281,554)
Net carrying amount at June 30	168,451	—

Summary of Lease Amounts Recognized in Profit or Loss

	2023	2022	2021

	US$	US$	US$
Amounts recognized in profit or loss:
Depreciation expense on right-of-use asset	84,226	66,465	91,656
Lease finance costs	5,321	5,920	5,782
Expense relating to leases of low value assets	2,101	7,376	7,042
	91,648	79,761	104,480